Time charter revenues and net investment in direct financing lease (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,606)	(441,465)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,563	296,704
Principal repayment and amortization	(4,260)	(1,341)
Net investment in direct financing lease at December 31	293,303	295,363
Less: Current portion	(3,192)	(2,894)
Long term net investment in direct financing lease	$ 290,111	$ 292,469